Average Annual Total Returns - Class K - BlackRock International Fund	Sep. 28, 2020
MSCI All Country World Index ex-USA (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	21.51%
5 Years	5.51%
10 Years	4.97%	[1]
Class K Shares
Average Annual Return:
1 Year	31.82%
5 Years	5.95%
10 Years	5.90%	[1]
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	31.70%
5 Years	5.81%
10 Years	5.73%	[1]
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	19.33%
5 Years	4.80%
10 Years	4.84%	[1]

[1]	For the fiscal year ended October 31, 2013, a portion of the Fund’s return for each share class consisted of a payment from an affiliate to compensate for foregone securities lending revenue.